

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                John Hancock Bond Fund                           John Hancock Large Cap Growth Fund
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              John Hancock Balanced Fund                         John Hancock Large Cap Value Fund
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           John Hancock Biotechnology Fund                      John Hancock Massachusetts Tax-Free
                                                                            Income Fund
------------------------------------------------------- -----------------------------------------------------
            John Hancock Core Equity Fund                         John Hancock Mid Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
            John Hancock Core Growth Fund                          John Hancock Money Market Fund
------------------------------------------------------- -----------------------------------------------------
             John Hancock Core Value Fund                        John Hancock Multi Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
     John Hancock California Tax Free Income Fund             John Hancock New York Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock European Equity Fund                   John Hancock Pacific Basin Equities Fund
------------------------------------------------------- -----------------------------------------------------
        John Hancock Financial Industries Fund                     John Hancock Real Estate Fund
------------------------------------------------------- -----------------------------------------------------
       John Hancock Focused Relative Value Fund                   John Hancock Regional Bank Fund
------------------------------------------------------- -----------------------------------------------------
               John Hancock Global Fund                          John Hancock Small Cap Growth Fund
------------------------------------------------------- -----------------------------------------------------
           John Hancock Growth Trends Fund                       John Hancock Small Cap Value Fund
------------------------------------------------------- -----------------------------------------------------
         John Hancock Government Income Fund                   John Hancock Sovereign Investors Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock Health Sciences Fund                      John Hancock Strategic Income Fund
------------------------------------------------------- -----------------------------------------------------
          John Hancock High Yield Bond Fund                         John Hancock Technology Fund
------------------------------------------------------- -----------------------------------------------------
     John Hancock High Yield Municipal Bond Fund                  John Hancock Tax-Free Bond Fund
------------------------------------------------------- -----------------------------------------------------
       John Hancock Investment Grade Bond Fund               John Hancock U.S. Government Cash Reserve
------------------------------------------------------- -----------------------------------------------------
           John Hancock International Fund                      John Hancock Large Cap Spectrum Fund
------------------------------------------------------- -----------------------------------------------------

                Supplement to Statement of Additional Information

THE "DEFERRED SALES CHARGE ON CLASS B AND CLASS C SHARES" section is supplemented under the heading "Waiver of Contingent Deferred Sales Charge" as follows:

Redemptions of Class B and Class C shares made under a periodic withdrawal plan, or redemptions for fees charged by planners or advisors for advisory services, as long as your annual redemptions do not exceed 12% of your account value, including reinvested dividends, at the time you established your periodic withdrawal plan and 12% of the value of subsequent investments (less redemptions) in that account at the time you notify Signature Services. (Please note, this waiver does not apply to periodic withdrawal plan redemptions of Class A shares that are subject to a CDSC.)